Short and Long–Term Incentive Plans	12 Months Ended
Dec. 31, 2022
Equity Based Compensation [Abstract]
Short and Long–Term Incentive Plans

Note 14. Short and Long–Term Incentive Plans

Short-Term Incentive Plan

During 2021, we determined the final compensation amounts for our 2020 short-term incentive plan and issued restricted stock units valued at $1,996,779 as compensation to eligible employees, recorded as a reclassification from accrued liabilities to stockholders’ equity. We did not have an accrual for the short-term incentive program as of December 31, 2022 or December 31, 2021.

Long-Term Incentive Plan

During 2021, an executive became eligible for the LTIP program and was issued an option award on March 12, 2021. The total fair value of the award is equal to 200% of the individual’s salary in effect on the date of grant. The awards have an exercise price of A$304.00 and a fair value of $116.28 per award. This award is subject to the same market and service vesting conditions as the grants issued in 2020, though is measured over a two-year period ending January 1, 2023.

The following table represents the assumptions used for estimating the fair values of stock options granted to executives for the year ended December 31, 2021 under our long-term incentive program using the Monte Carlo Simulation valuation model. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the grant date:

2021
Risk-free interest rate	1.62%
Expected volatility	87.40%
Expected life (in years)	5.81
Weighted average estimated fair value of options granted	$116.28

On June 10, 2021, we also received shareholder approval to grant the long-term incentive plan awards to executive board members in the form of performance-based restricted stock units. Upon the approval, we reclassified the award from other long-term liabilities to stockholders’ equity. The total fair value reclassified from liability to stockholders’ equity for these awards totaled $8,580,123.

Total expense recognized related to compensation under the long-term incentive program was $4,269,967 for the year ended December 31, 2021. During the year ended December 31, 2022 we recorded $1,070,543 of equity based compensation expense related to the long-term incentive plan, offset by expense reversals totaling ($1,244,999) resulting from awards that were forfeit prior to the vesting service condition being met.